UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652
Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices)(Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: November 30

Date of reporting period: June 1, 2014 – August 31, 2014

Item 1.                      Schedule of Investments.
Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 160.6%
Diversified Infrastructure - 45.6%
Energy Transfer Equity, LP1	2,842,830	$ 172,417,639
Enterprise Products Partners,
LP1	2,841,850	115,464,366
Kinder Morgan Management
LLC*,1,2	755,023	73,780,848
Kinder Morgan Energy
Partners, LP1	397,703	38,330,615
Enbridge Energy Partners, LP1	504,954	18,339,929
Energy Transfer Partners, LP1	229,237	13,169,666
Enbridge Energy Management
LLC*,1,2	355,433	12,731,610
Total Diversified Infrastructure		444,234,673
Midstream Oil - 42.0%
Magellan Midstream Partners,
LP1	1,197,547	100,510,119
Buckeye Partners, LP1	1,270,081	100,336,398
Plains All American Pipeline,
LP1	1,536,892	92,105,938
Genesis Energy, LP1	671,775	37,417,868
Tesoro Logistics, LP	351,530	24,705,528
Delek Logistics Partners, LP	397,285	16,487,327
Rose Rock Midstream, LP	180,830	11,028,822
Oiltanking Partners, LP	206,042	10,114,602
VTTI Energy Partners, LP*,3	304,365	8,327,426
World Point Terminals, LP	168,065	3,210,042
Valero Energy Partners, LP	42,350	2,257,679
PBF Logistics, LP	77,085	1,924,042
Total Midstream Oil		408,425,791
Gathering & Processing - 28.8%
DCP Midstream Partners, LP1	1,280,404	72,445,257
MarkWest Energy Partners,
LP1	564,325	44,993,632
Access Midstream Partners, LP	546,290	35,153,762
Western Gas Equity Partners,
LP	562,810	33,740,460
Western Gas Partners, LP1	368,290	28,538,792
Southcross Energy Partners, LP	768,160	16,984,018
Targa Resources Partners, LP1	217,530	16,184,232
EnLink Midstream Partners, LP	475,135	14,724,434
Atlas Pipeline Partners, LP	356,062	13,149,370
QEP Midstream Partners, LP	148,255	3,854,630
Total Gathering & Processing		279,768,587
Midstream Natural Gas - 26.4%
Williams Partners, LP1	1,893,970	100,399,350
Crestwood Midstream
Partners, LP1	2,155,217	50,345,869
Crestwood Equity Partners, LP1	3,659,467	46,658,204
ONEOK Partners, LP1	535,000	31,795,050
Enable Midstream Partners, LP	773,365	19,821,345
Tallgrass Energy Partners, LP	189,460	8,108,888
Total Midstream Natural Gas		257,128,706

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 160.6% (continued)
Natural Gas Pipelines & Storage - 5.0%
TC PipeLines, LP1	626,740	$ 36,739,499
El Paso Pipeline Partners, LP1	280,152	11,643,117
Total Natural Gas Pipelines &
Storage		48,382,616
Upstream - 4.3%
EV Energy Partners, LP1	1,005,459	42,028,186
Marine Transportation - 4.2%
Teekay Offshore Partners, LP1	741,510	26,130,812
Golar LNG Partners, LP1	362,360	13,798,669
KNOT Offshore Partners, LP	29,035	814,432
Total Marine Transportation		40,743,913
Coal - 2.9%
Alliance Holdings GP, LP	217,425	15,615,463
Alliance Resource Partners, LP	241,680	12,025,997
Oxford Resource Partners, LP*,1	365,000	375,950
Total Coal		28,017,410
Other Master Limited Partnerships - 1.4%
Exterran Partners, LP	423,095	12,269,755
Transocean Partners LLC*,3	45,570	1,299,201
Total Other Master Limited
Partnerships		13,568,956
Total Master Limited Partnerships
(Cost $657,077,772)		1,562,298,838
	Face
	Amount	Value
TERM LOAN†† - 0.0%**
Clearwater Subordinated Note
NR
4.75% due 12/31/20* 4 5 6	413,329	4,133
Total Term Loan
(Cost $413,329)		4,133
SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury & Agency
Cash Management Fund -
Investor Shares	16,304,937	16,304,937
Total Short Term Investments
(Cost $16,304,937)		16,304,937
Total Investments - 162.3%
(Cost $673,796,038)		$ 1,578,607,908
Other Assets & Liabilities, net - (62.3)%		(606,111,617)
Total Net Assets - 100.0%		$ 972,496,291

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 2.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

††	Value determined based on Level 3 inputs — See Note 2
1	All or a portion of these securities have been physically segregated. As of August 31, 2014, the total amount segregated was
$723,781,045, of which $719,638,792 is related to the oustanding line of credit.
2	While non-income producing, security makes regular in-kind distributions.
3	Represents a new issue security. Security has not made an initial distribution to shareholders.
4	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $4,133, (cost $413,329) or less than 0.1% of total net assets.
5	Company has filed for protection in federal bankruptcy court.
6	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.
At August 31, 2014, restricted securities aggregate market value amount to $4,133 or less than 0.1% of net assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fiduciary/Claymore MLP Opportunity Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Investment professionals from Advisory Research, Inc. (“ARI” or the “Sub-Adviser”) prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Valuation Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Master Limited Partnerships	$ 1,562,298,838	$ -	$ -	$1,562,298,838
Senior Floating Rate Interest		-	4,133	4,133
Money Market	16,304,937	-	-	16,304,937
Total	$ 1,578,603,775	$ -	$ 4,133	$1,578,607,908

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/14	Valuation Technique	Unobservable Inputs
Term Loans	$4,133	Cash flow model	Royalties on coal produced

Significant changes in royalties on coal produced would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

There were no transfers between levels for the Fund for the period ended August 31, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Fiduciary/Claymore MLP Opportunity Fund
Assets:
Beginning Balance	$ 86,799
Total change in unrealized gains or losses included in earnings	(82,666)
Ending Balance	$ 4,133

3.	Federal Income Taxes
At August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$663,948,423	$920,204,760	($5,545,275 )	$914,659,485

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:       /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    Chief Executive Officer

Date:    October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    Chief Executive Officer

Date:    October 30, 2014

By:        /s/ John L. Sullivan

Name:   John L. Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     October 30, 2014